Other Current Assets (Details) - Schedule of Other Current Assets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Current Assets [Abstract]
Deposits	[1]	$ 1,171,709	$ 400,000
Prepayments to one mining facility		382,207
Prepaid marketing expenses			307,004
Prepaid director and officer insurance expenses		168,594	365,350
Prepaid consulting service expenses		931,200
Office rental deposit		50,858	36,343
Deferred Contract Costs		1,041,667
Receivable from third parties		13,855,949
Others		585,848	325,302
Total Other Current Assets		$ 18,188,032	$ 1,433,999

[1]	As of December 31, 2023 and 2022, the balance of deposits represented the deposits made to our service providers, who paid utility charges in mining facilities on behalf of the Company. The deposits are refundable upon expiration of the agreement between the Company and the service provider, which may be due within 12 months from the effective date of the agreement.